Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three Months Ended March 31, 2020 and 2021 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (17,443)	$ (16,662)
Adjustments to reconcile net loss to cash used in operating activities:
Share-based compensation	1,122	3,470
Depreciation expenses	17	15
Non-cash operating lease expense	99	157
Loss on disposal of right-of-use assets	22
Changes in assets and liabilities:
Advances to suppliers	69	135
Prepaid expenses and other current assets	(4)	(42)
Other noncurrent assets	(16)	5
Accounts payable	(647)	2,603
Accrued expenses	187	(1,164)
Operating lease liabilities	(165)	(163)
Other current liabilities	(1,843)	596
Deferred revenue	(338)
Net cash used in operating activities	(18,940)	(11,050)
Cash flows from investing activities:
Acquisitions of property and equipment	(8)	(9)
Net cash used in investing activities	(8)	(9)
Cash flows from financing activities:
Issuance costs of ordinary shares and redeemable noncontrolling interests	(82)
Loans from related parties		14
Net cash provided by (used in) financing activities	(82)	14
Effect of foreign exchange rate changes, net	67	29
Net decrease in cash and cash equivalents	(18,963)	(11,016)
Cash and cash equivalents at beginning of period	109,537	35,933
Cash and cash equivalents at end of period	90,574	24,917
Supplemental disclosures of cash flow information
Interest paid	22	21
Interest received	24	117
Non-cash activities:
Operating right-of-use assets obtained (released) in exchange for operating lease liabilities	$ (803)	$ 226